UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	August 13, 2008
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F  NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		23
Form 13F Information Table Value Total:		230,940
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
                                                          VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
ARCH CAP GROUP LTD          ORD              G0450A105   56,226   847,797   SH           SOLE               847,797
CHARLES SCHWAB CORP NEW     COM              808513105    3,583   174,435   SH           SOLE               174,435
CROSSTEX ENERGY INC         COM              22765Y104    3,199   92,300    SH           SOLE               92,300
CROSSTEX ENERGY L P         COM              22765U102   11,846   413,045   SH           SOLE               413,045
DOMINOS PIZZA INC           COM              25754A201   17,504   1,522,045 SH           SOLE               1,522,045
ENTERPRISE GP HLDGS L P     UNIT LP INT      293716106    7,980   265,300   SH           SOLE               265,300
GRUPO TELEVISA SA DE CV     SP ADR REP ORD   40049J206   31,951   1,352,700 SH           SOLE               1,352,700
HOME DEPOT INC              COM              437076102    2,075   88,613    SH           SOLE               88,613
HOME DEPOT INC              COM              437076902    1,874   80,000    SH  CALL     SOLE               80,000
HOME DEPOT INC              COM              437076902    3,928   167,700   SH  CALL     SOLE               167,700
HOME DEPOT INC              COM              437076902    2,459   105,000   SH  CALL     SOLE               105,000
LIBERTY MEDIA CORP NEW      CAP COM SER A    53071M302    2,076   144,195   SH           SOLE               144,195
LIBERTY MEDIA CORP NEW      INT COM SER A    53071M104   16,605   1,124,988 SH           SOLE               1,124,988
LIBERTY MEDIA CORP NEW      ENT COM SER A    53071M500   17,004   701,780   SH           SOLE               701,780
LOWES CO                    COM              548661107    9,649   465,000   SH           SOLE               465,000
MAGELLAN MIDSTREAM HLDGS LP COM LP INTS      55907R108    1,694   75,274    SH           SOLE               75,274
MOHAWK INDS INC             COM              608190104   14,079   219,634   SH           SOLE               219,634
PROSPECT ACQUISITION CORP   COM              74347T103      990   106,300   SH           SOLE               106,300
SEALY CORP                  COM              812139301   22,510   3,921,665 SH           SOLE               3,921,665
WAL MART STORES INC         COM              931142903      562   10,000    SH  CALL     SOLE               10,000
WAL MART STORES INC         COM              931142903    1,124   20,000    SH  CALL     SOLE               20,000
WAL MART STORES INC         COM              931142903      674   12,000    SH  CALL     SOLE               12,000
WAL MART STORES INC         COM              931142903    1,349   24,000    SH  CALL     SOLE               24,000